Leases (Tables)	12 Months Ended
Aug. 31, 2011
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Capital Lease and Operating Lease
Minimum rental commitments at August 31, 2011, under all leases having an initial or remaining non-cancelable term of more than one year are shown below (in millions):

	Capital Lease	Operating Lease
2012	$9	$2,381
2013	11	2,379
2014	11	2,336
2015	10	2,277
2016	10	2,215
Later	168	24,617
Total minimum lease payments	$219	$36,205

Reserve for Facility Closings and Related Lease Termination Charges
The changes in reserve for facility closings and related lease termination charges include the following (in millions):

	Twelve Months Ended August 31
	2011	2010
Balance – beginning of period	$151	$99
Provision for present value of non-cancellable lease payments of closed facilities	49	77
Assumptions about future sublease income, terminations and changes in interest rates	(19)	(9)
Interest accretion	24	22
Cash payments, net of sublease income	(60)	(45)
Reserve acquired through acquisition	-	7
Balance – end of period	$145	$151

Schedule of Rental Expense	Rental expense was as follows (in millions):
	2011	2010	2009
Minimum rentals	$2,506	$2,218	$1,973
Contingent rentals	9	9	11
Less: Sublease rental income	(15)	(9)	(9)
	$2,500	$2,218	$1,975